UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-PX

ANNUAL REPORT OF PROXY VOTING RECORD OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act File Number 811-23630

Cliffwater Enhanced Lending Fund

(Exact name of registrant as specified in charter)

c/o UMB Fund Services, Inc.

235 West Galena Street

Milwaukee, WI 53212

(Address of principal executive offices) (Zip code)

Terrance P. Gallagher

235 West Galena Street

Milwaukee, WI 53212

(Name and address of agent for service)

Registrant's telephone number, including area code: (414) 299-2000

Date of fiscal year end: March 31

Date of reporting period: July 1, 2021 through June 30, 2022

Form N-PX is to be used by a registered management investment company, other than a small business investment company registered on Form N-5 (ss.ss.239.24 and 274.5 of this chapter), to file reports with the Commission, not later than August 31 of each year, containing the registrant's proxy voting record for the most recent twelve-month period ended June 30, pursuant to section 30 of the Investment Company Act of 1940 and rule 30b1-4 thereunder (17 CFR 270.30b1-4). The Commission may use the information provided on Form N-PX in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-PX, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-PX unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

Item 1. Proxy Voting Record

For the Cliffwater Enhanced Lending Fund

Vote Summary

FRANKLIN BSP LENDING CORP
CUSIP Number						Meeting Type		Annual
Ticker Symbol		BDCA				Meeting Date		6/3/2022
ISIN						Agenda
Record Date		6/1/2022				Holding Recon Date		3/25/2022
City /	Country	/ United States				Vote Deadline Date		6/2/2022
SEDOL(s)						Quick Code
Item	Proposal		Proposed by	Did Fund Vote	Vote	Management Recommendation	For/Against Management
1.	To elect the following for a three-year terms expiring in 2025 and until their successors are duly elected and qualified:
1a.	Edward G. Rendell		Management	Yes	For	For	For
1b.	Dennis M. Schaney		Management	Yes	For	For	For

2.	To authorize the Company to sell or otherwise issue up to 25% of the Company's outstanding common stock at a price below the Company's then current net asset value ("NAV") per share.		Management	Yes	For	For	For

OWL ROCK TECHNOLOGY FINANCE CORP II
CUSIP Number						Meeting Type		Annual
Ticker Symbol		OWLROCKT				Meeting Date		6/29/2022
ISIN						Agenda
Record Date		6/1/2022				Holding Recon Date		4/7/2022
City /	Country	/ United States				Vote Deadline Date		6/28/2022
SEDOL(s)						Quick Code
Item	Proposal		Proposed by	Did Fund Vote	Vote	Management Recommendation	For/Against Management
1.	To elect each of Edward D'Alelio, Craig W. Packer and Alan Kirshembaum to the board of directors of Owl Rock Technology Finance Corp. II (the "Company") for three-year terms, each expiring at the 2025 annual meeting of shareholders and until their successors are duly elected and qualified:
1a.	Edward D'Alelio		Management	Yes	For	For	For
1b.	Craig W. Packer		Management	Yes	For	For	For
1c.	Alan Kirschenbaum		Management	Yes	For	For	For

2.	To ratify the appointment of KPMG LLP as the Company's independent registered public accounting firm for the fiscal year ending December 31, 2022; and		Management	Yes	For	For	For
3.	To consider and transact such other business as may properly come before the Annual Meeting, and any adjournments or postponements thereof.		Management	Yes	For	For	For

OWL ROCK TECHNOLOGY FINANCE CORP
CUSIP Number						Meeting Type		Annual
Ticker Symbol		OWLROCK1				Meeting Date		6/29/2022
ISIN						Agenda
Record Date		6/1/2022				Holding Recon Date		4/7/2022
City /	Country	/ United States				Vote Deadline Date		6/28/2022
SEDOL(s)						Quick Code
Item	Proposal		Proposed by	Did Fund Vote	Vote	Management Recommendation	For/Against Management
1.	To elect each of Edward D'Alelio, Craig W. Packer and Alan Kirshembaum to the board of directors of Owl Rock Technology Finance Corp. (the "Company") for three-year terms, each expiring at the 2025 annual meeting of shareholders and until their successors are duly elected and qualified:
1a.	Edward D'Alelio		Management	Yes	For	For	For
1b.	Craig W. Packer		Management	Yes	For	For	For

2.	To ratify the appointment of KPMG LLP as the Company's independent registered public accounting firm for the fiscal year ending December 31, 2022; and		Management	Yes	For	For	For
3.	To consider and transact such other business as may properly come before the Annual Meeting, and any adjournments or postponements thereof.		Management	Yes	For	For	For

SIGNATURES

Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Cliffwater Enhanced Lending Fund

/s/ Stephen Nesbitt

Stephen Nesbitt, President

(Principal Executive Officer)

August 30, 2022